Shareholder Report, Line Graph (Details)	12 Months Ended
Oct. 31, 2025
Unrestricted Series
Account Value [Line Items]
Line Graph and Table Measure Name	Bullfinch Fund Unrestricted Series
Value Line Geometric Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Geometric Index